LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
LONG TERM INVESTMENTS

NOTE 7 – LONG TERM INVESTMENTS

Long-term investments for movies are $10,086,617 and was accounted for, using accounting policy for Revenue Recognition, ASC 606 five step model.

Managed Real Estate Projects

Name of the asset	Managed Real Estate Projects
what the assets is to be used for	Asset with name “Tundra’ that is expressly large residential project we acquired as a company, and we are finalizing project works to sell this project in 1Q 2023.
Duration for the construction / completion of the intangible assets	We are hiring consultants that are proceeding the works on the asset and we expect completing in 2Q / 2023.
Expectation of revenue generation from the acquisition of the asset	Asset will be sold to third party for highest bid, we expect to sell for app USD 9 million. Our sell process already started, we entertain several developers that are interested in the project acquisition.
Expected useful life of the assets upon completion	It’s a project, will be valid for 10 years after completion.
Amount expended on research.	The cost to produce this asset is currently US$9,171,659 and contains works of people and acquisition of initial project. Company already sold $2,000,000 with $100,000 profit so actual value is US$7,171,659

Acquisition of Long-Term Investment - Real Estate Projects
Date	Note	Amount
03/10/2020	Long-term investments: Real Estate Projects	5,045,789
10/07/2021	Long-term investments: Real Estate Projects	4,125,870
09/06/2022	Sales of Part of investment	-2,000,000
TOTAL		7,171,659

Development Projects

Name of the asset	Real Estate Development Projects
what the assets is to be used for	It contains project plans, budgets, permits and zoning rights for large project in Europe, Czech Republic.
Duration for the construction / completion of the assets	We are hiring consultants that are proceeding the works on the asset and we expect completing in 1Q 2023.
Expectation of revenue generation from the acquisition of the asset	Asset will be sold to third party for highest bid, we expect to sell for app USD 3 million. Our sell process already started, we entertain several developers that are interested in the project acquisition.
Expected useful life of the assets upon completion	It’s a project, will be valid for 10 years after completion.
Amount expended on research	The cost to produce this asset is currently USD 2,757,700 and contains works of people and acquisition of initial project.

Acquisition of Long-Term Investment - Real Estate Projects
Date	Note	Amount
07/09/2020	Long-term investments: Dev Project Resi Duke	236,700
03/09/2021	Long-term investments: Dev Project Resi Duke	1,467,000
09/09/2021	Long-term investments: Dev Project Resi Duke	1,054,000
TOTAL		2,757,700

Cost Capitalization

The cost of Real Estate includes the purchase price of the property, legal fees and other acquisition costs. Costs directly related to planning, developing, initial leasing and constructing a property are capitalized and classified as Real Estate in the Consolidated Balance Sheets. Capitalized development costs include interest, property taxes, insurance, and other direct project cost incurred during the period of development.

ASC 970 Real Estate - General

The costs of Real Estate Projects include specifically identifiable costs. The capitalized costs include pre-construction costs essential to the development of the property, development costs, construction costs, interest costs, real estate taxes, salaries and related costs and other costs incurred during the period of development. We consider a construction project as substantially completed and held available for occupancy or sale upon the receipt of certificates of occupancy, but no later than one year from cessation of major construction activity. We cease capitalization on the portion (1) substantially completed and (2) occupied or held available for occupancy, and we capitalize only those costs associated with the portion under construction.

Real Estate Held for Sale

The Company considers Real Estate to be assets held for sale when (1) management commits to a plan to sell the Real Estate; (2) the Real Estate will be available for sale in its present condition and (3) the Real Estate will be marketed for sale at a price that is reasonable given our estimate of current market value. Upon designation of a Real Estate as an asset held for sale, we record the Real Estate’s value at the lower of its’ carrying value or its estimated net realizable value.

Real Estate Projects

Real Estate are stated at cost. Depreciation is provided using the straight-line and accelerated methods for financial and tax reporting purposes, respectively, over the estimated useful lives of the assets. Buildings will have an estimated useful life of 20 years. Land is an indefinite lived asset that is stated at fair value at date of acquisition.

Revenue Recognition

On January 1, 2018, the Company adopted Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition. Results for reporting periods beginning after December 31, 2021, are presented under Topic 606.

Under Topic 606, revenue is recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. The new guidance sets forth a new five-step revenue recognition model which replaces the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance that have historically existed in U.S. GAAP. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects to receive in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in the prior accounting guidance.

The Company reviewed all agreements at the date of initial application and elected to use the modified retrospective transition method, where the cumulative effect of the initial application is recognized as an adjustment to opening retained earnings on December 31, 2021. Considering there was no revenue in prior periods, the adoption of the new revenue recognition guidance had no transition impact.

The Company determines revenue recognition through the following steps:

●	identification of the agreement, or agreements, with a buyer and/or investor;
●	identification of the performance obligations in the agreement for the sale of lots including delivering title to the property being acquired from ILA;
●	determination of the transaction price;
●	allocation of the transaction price to the lots purchased when issued with equity or warrants to purchase equity in the Company; and
●	recognition of revenue when, or as, we satisfy a performance obligation such as delivering title to lots purchased.

Revenue is measured based on considerations specified in the agreements with our customers. A contract exists when it becomes a legally enforceable agreement with a customer. The contract is based on either the acceptance of standard terms and conditions as stated in our agreement of lot sales or the execution of terms and conditions contracts with third parties and investors. These contracts define each party’s rights, payment terms and other contractual terms and conditions of the sale. Consideration was historically paid prior to transfer of title as stated above and in future land sales, the Company plans to transfer title to buyers at the time consideration has been transferred if the acquisition of the property has been completed by the Company. The Company applies judgment in determining the customer’s ability and intention to pay, however collection risk is mitigated through collecting payment in advance or through escrow arrangements. A performance obligation is a promise in a contract or agreement to transfer a distinct product or item to the customer, which for us is transfer of title to our buyers. Performance obligations promised in a contract are identified based on the property that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract, whereby the transfer of the property is separately identifiable from other promises in the contract. We have concluded the sale of property and delivering title is accounted for as the single performance obligation.

The implementation of ASC 606, have a material impact of US$7,171,659 on the Company’s consolidated financial statements.

Effective January 1, 2018, the Company adopted the guidance of ASC 610-20, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (“ASC 610-20”), which applies to sales or transfers to noncustomers of nonfinancial assets or in substance nonfinancial assets. Generally, the Company’s sales of its real estate properties would be considered a sale of a nonfinancial asset as defined. Under ASC 610-20, the Company will derecognize the asset and recognize a gain or loss on the sale of the real estate when control of the underlying asset transfers to the buyer. During the twelve months ended December 31, 2022, and 2021, the Company has US$2,000,000 in revenue from the sale of real estate properties. As a result of the adoption of ASU 610-20, there was an impact to the Company’s consolidated financial statements.